Basis of preparation (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
USD
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1.093	1.205	1.183	1.142	1.119
Closing foreign exchange rate	1.039	1.188	1.133	1.227	1.123
Switzerland, Francs
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1.032	1.095	1.081	1.070	1.113
Closing foreign exchange rate	0.996	1.098	1.033	1.080	1.085
Chinese Renminbi
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	7.081	7.795	7.629	7.874	7.735
Closing foreign exchange rate	6.962	7.674	7.195	8.023	7.821
Pound Sterling
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	0.842	0.868	0.860	0.890	0.878
Closing foreign exchange rate	0.858	0.858	0.840	0.899	0.851
Hong Kong Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	8.556	9.353	9.193	8.857	8.772
Closing foreign exchange rate	8.149	9.229	8.833	9.514	8.747
Singapore Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1.492	1.606	1.589	1.574	1.527
Closing foreign exchange rate	1.448	1.598	1.528	1.622	1.511
AED
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	4.015	4.426	4.344	4.194	4.111
Closing foreign exchange rate	3.815	4.364	4.160	4.507	4.126
Japanese Yen
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	134.323	129.870	129.877	121.832	122.021
Closing foreign exchange rate	141.54	131.430	130.380	126.490	121.940